Risk Management - Foreclosed real estate assets (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Distribution of portfolio
Investments	€ 7,788	€ 7,588
Project Quasar Investments 2017, S.L. [Member]
Distribution of portfolio
Investments	1,701
Foreclosed assets
Distribution of portfolio
Equity instruments	69
SPAIN
Distribution of portfolio
Foreclosed assets	4,184
Impairment losses since time of foreclosure	2,737
SPAIN | Construction and property development
Distribution of portfolio
Foreclosed assets	3,282
Impairment losses since time of foreclosure	2,519
SPAIN | Construction and property development | Real Estate Assets, Completed Buildings [Member]
Distribution of portfolio
Foreclosed assets	1,447
Impairment losses since time of foreclosure	523
SPAIN | Construction and property development | Real Estate Assets, Completed Buildings, Residential [Member]
Distribution of portfolio
Foreclosed assets	392
Impairment losses since time of foreclosure	90
SPAIN | Construction and property development | Real Estate Assets, Completed Buildings, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	1,055
Impairment losses since time of foreclosure	433
SPAIN | Construction and property development | Real Estate Assets, Buildings Under Construction [Member]
Distribution of portfolio
Foreclosed assets	226
Impairment losses since time of foreclosure	74
SPAIN | Construction and property development | Real Estate Assets, Buildings Under Construction, Residential [Member]
Distribution of portfolio
Foreclosed assets	218
Impairment losses since time of foreclosure	74
SPAIN | Construction and property development | Real Estate Assets, Buildings Under Construction, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	8
SPAIN | Construction and property development | Real Estate Assets, Land [Member]
Distribution of portfolio
Foreclosed assets	1,609
Impairment losses since time of foreclosure	1,922
SPAIN | Construction and property development | Real Estate Assets, Developed Land [Member]
Distribution of portfolio
Foreclosed assets	630
Impairment losses since time of foreclosure	586
SPAIN | Construction and property development | Real Estate Assets, Undeveloped Land [Member]
Distribution of portfolio
Foreclosed assets	979
Impairment losses since time of foreclosure	1,336
SPAIN | Home purchase loans
Distribution of portfolio
Foreclosed assets	644
Impairment losses since time of foreclosure	135
SPAIN | Other loans
Distribution of portfolio
Foreclosed assets	258
Impairment losses since time of foreclosure	83
SPAIN | Gross carrying amount
Distribution of portfolio
Foreclosed assets	8,362
SPAIN | Gross carrying amount | Construction and property development
Distribution of portfolio
Foreclosed assets	7,008
SPAIN | Gross carrying amount | Construction and property development | Real Estate Assets, Completed Buildings [Member]
Distribution of portfolio
Foreclosed assets	2,286
SPAIN | Gross carrying amount | Construction and property development | Real Estate Assets, Completed Buildings, Residential [Member]
Distribution of portfolio
Foreclosed assets	587
SPAIN | Gross carrying amount | Construction and property development | Real Estate Assets, Completed Buildings, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	1,699
SPAIN | Gross carrying amount | Construction and property development | Real Estate Assets, Buildings Under Construction [Member]
Distribution of portfolio
Foreclosed assets	353
SPAIN | Gross carrying amount | Construction and property development | Real Estate Assets, Buildings Under Construction, Residential [Member]
Distribution of portfolio
Foreclosed assets	341
SPAIN | Gross carrying amount | Construction and property development | Real Estate Assets, Buildings Under Construction, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	12
SPAIN | Gross carrying amount | Construction and property development | Real Estate Assets, Land [Member]
Distribution of portfolio
Foreclosed assets	4,369
SPAIN | Gross carrying amount | Construction and property development | Real Estate Assets, Developed Land [Member]
Distribution of portfolio
Foreclosed assets	1,610
SPAIN | Gross carrying amount | Construction and property development | Real Estate Assets, Undeveloped Land [Member]
Distribution of portfolio
Foreclosed assets	2,759
SPAIN | Gross carrying amount | Home purchase loans
Distribution of portfolio
Foreclosed assets	935
SPAIN | Gross carrying amount | Other loans
Distribution of portfolio
Foreclosed assets	419
SPAIN | Accumulated impairment
Distribution of portfolio
Foreclosed assets	4,178
SPAIN | Accumulated impairment | Construction and property development
Distribution of portfolio
Foreclosed assets	(3,726)
SPAIN | Accumulated impairment | Construction and property development | Real Estate Assets, Completed Buildings [Member]
Distribution of portfolio
Foreclosed assets	(839)
SPAIN | Accumulated impairment | Construction and property development | Real Estate Assets, Completed Buildings, Residential [Member]
Distribution of portfolio
Foreclosed assets	(195)
SPAIN | Accumulated impairment | Construction and property development | Real Estate Assets, Completed Buildings, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	(644)
SPAIN | Accumulated impairment | Construction and property development | Real Estate Assets, Buildings Under Construction [Member]
Distribution of portfolio
Foreclosed assets	(127)
SPAIN | Accumulated impairment | Construction and property development | Real Estate Assets, Buildings Under Construction, Residential [Member]
Distribution of portfolio
Foreclosed assets	(123)
SPAIN | Accumulated impairment | Construction and property development | Real Estate Assets, Buildings Under Construction, Non-residential [Member]
Distribution of portfolio
Foreclosed assets	(4)
SPAIN | Accumulated impairment | Construction and property development | Real Estate Assets, Land [Member]
Distribution of portfolio
Foreclosed assets	(2,760)
SPAIN | Accumulated impairment | Construction and property development | Real Estate Assets, Developed Land [Member]
Distribution of portfolio
Foreclosed assets	(980)
SPAIN | Accumulated impairment | Construction and property development | Real Estate Assets, Undeveloped Land [Member]
Distribution of portfolio
Foreclosed assets	(1,780)
SPAIN | Accumulated impairment | Home purchase loans
Distribution of portfolio
Foreclosed assets	(291)
SPAIN | Accumulated impairment | Other loans
Distribution of portfolio
Foreclosed assets	€ (161)